Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Components of Debt
The Company’s borrowings consist of the following:

	As of December 31
(in thousands)	2017	2016
7.25% unsecured notes due February 1, 2019 (1)	$399,507	$399,052
U.K. Credit facility (2)	93,671	91,316
Other indebtedness	109	1,479
Total Debt	493,287	491,847
Less: current portion	(6,726)	(6,128)
Total Long-Term Debt	$486,561	$485,719
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(1)	The carrying value is net of $0.1 million of unamortized debt issuance costs as of December 31, 2016.

(2)	The carrying value is net of $0.4 million and $0.5 million of unamortized debt issuance costs as of December 31, 2017 and 2016, respectively.